UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05488

        Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Income Fund, Inc. (NMI)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Alabama – 0.9%
$ 690	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	$738,652
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

	California – 20.9%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,720,318
	1997A, 0.000%, 9/01/22 – MBIA Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	AAA	994,860
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	AAA	979,772
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AAA	952,834
1,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	1,032,610
	Series 2006, 5.250%, 4/01/39
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,075,030
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	1,001,380
	Health System, Series 2005A, 5.000%, 7/01/39
500	California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26	4/14 at 100.00	A+	523,475
1,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/27	3/16 at 100.00	A+	1,031,070
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/07 at 100.00	AAA	1,161,362
	1995A, 6.000%, 1/01/34 (Pre-refunded 1/01/07)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	3,377,100
	Bonds, Series 2003A-1, 6.750%, 6/01/39
500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	540,870
	Series 2003H, 6.375%, 10/01/33
1,000	Vernon, California, Electric System Revenue Bonds, Malburg Generating Station Project, Series	4/08 at 100.00	Aaa	1,028,490
	2003C, 5.375%, 4/01/18 (Pre-refunded 4/01/08)

23,870	Total California			18,419,171

	Colorado – 6.4%
840	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	871,626
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
460	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	529,097
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1	1,063,940
	County School District 6 – Frontier Academy, Series 2001, 7.375%, 6/01/31
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,002,630
	Society, Series 2005, 5.000%, 6/01/35
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	2,151,580
	6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)

5,300	Total Colorado			5,618,873

	Connecticut – 2.3%
1,480	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	10/06 at 101.00	BBB	1,512,072
500	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/07 at 100.00	BBB	502,050
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

1,980	Total Connecticut			2,014,122

	Florida – 2.3%
170	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	12/06 at 101.50	N/R	172,868
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
1,250	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/06 at 100.00	BB+	1,257,663
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
600	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	12/06 at 100.00	BB+	604,200
	Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
	Minimum Tax)

2,020	Total Florida			2,034,731

	Illinois – 9.9%
1,400	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/09 at 100.00	N/R	1,470,882
	1998, 7.000%, 1/01/14
	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,
	Series 2002A:
500	6.125%, 12/01/22	12/12 at 100.00	BBB	526,435
1,000	6.250%, 12/01/32	12/21 at 100.00	BBB	1,028,530
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Baa3	1,014,030
	Advancement Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34
1,550	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,588,022
	5.500%, 5/15/32
1,700	Joliet Regional Port District, Illinois, Airport Facilities Revenue Bonds, Lewis University	7/07 at 103.00	N/R (3)	1,767,184
	Airport, Series 1997A, 7.250%, 7/01/18 (Pre-refunded 7/01/07) (Alternative Minimum Tax)
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25 –	11/15 at 100.00	AAA	1,354,342
	FGIC Insured

8,455	Total Illinois			8,749,425

	Indiana – 4.0%
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Riverview Hospital,	8/12 at 101.00	Baa1	2,130,800
	Series 2002, 6.125%, 8/01/31
1,305	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,407,260
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

3,305	Total Indiana			3,538,060

	Louisiana – 2.5%
1,745	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	2,170,885
	Corporation Project, Series 1994, 11.000%, 2/01/14

	Maryland – 1.1%
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,008,950
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts – 0.9%
500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/09 at 102.00	BBB	538,565
	Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)
270	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	280,087
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

770	Total Massachusetts			818,652

	Michigan – 3.7%
1,000	Delta County Economic Development Corporation, Michigan, Environmental Improvement Revenue	4/12 at 100.00	AAA	1,106,880
	Refunding Bonds, MeadWestvaco Corporation – Escanaba Paper Company, Series 2002B, 6.450%,
	4/15/23 (Pre-refunded 4/15/12) (Alternative Minimum Tax)
2,150	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	1/07 at 101.00	Ba3	2,184,422
	Series 1995, 6.625%, 1/01/16

3,150	Total Michigan			3,291,302

	Montana – 1.4%
1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B2	1,253,304
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)

	Nebraska – 1.2%
1,000	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002,	11/12 at 101.00	A+	1,074,600
	5.900%, 11/01/27 (Alternative Minimum Tax)

	New Hampshire – 0.8%
400	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, New Hampshire	1/07 at 102.00	BBB–	410,284
	College, Series 1997, 6.375%, 1/01/27
	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, New Hampshire
	College, Series 1997:
100	6.375%, 1/01/27 (Pre-refunded 1/01/07)	1/07 at 102.00	BBB– (3)	103,040
200	6.375%, 1/01/27 (Pre-refunded 1/01/07)	1/07 at 102.00	BBB– (3)	206,174

700	Total New Hampshire			719,498

	New York – 6.1%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	AA	1,079,480
	2003A, 5.500%, 7/01/15 – RAAI Insured
4,045	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/11 at 101.00	AA+	4,301,570
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41

5,045	Total New York			5,381,050

	Ohio – 4.4%
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/16 at 100.00	A	1,026,990
	Series 2006, 5.250%, 8/15/46
2,400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	2,477,160
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, BHP Steel LLC, Series	9/06 at 101.00	A+	406,116
	1995, 6.300%, 9/01/20 (Alternative Minimum Tax)

3,800	Total Ohio			3,910,266

	Pennsylvania – 2.7%
1,080	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	Ba3	1,277,618
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30
1,010	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,064,580
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)

2,090	Total Pennsylvania			2,342,198

	Rhode Island – 0.7%
500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	527,495
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 5.0%
2,500	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA–	2,719,675
	2002, 5.500%, 12/01/13
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	590,981
	1/01/19 – FGIC Insured (ETM)
1,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	1,056,270
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

3,975	Total South Carolina			4,366,926

	Tennessee – 2.5%
1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Baa3	1,081,130
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
375	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (3)	428,753
625	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (3)	714,588

2,000	Total Tennessee			2,224,471

	Texas – 9.3%
1,500	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family	8/16 at 100.00	A	1,515,120
	Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured
2,000	Gulf Coast Waste Disposal Authority, Texas, Sewerage and Solid Waste Disposal Revenue Bonds,	4/12 at 100.00	A+	2,145,260
	Anheuser Busch Company, Series 2002, 5.900%, 4/01/36 (Alternative Minimum Tax)
2,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	AAA	1,970,080
	Light and Power Company, Series 1995, 4.000%, 10/15/15 – MBIA Insured
	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp
	Medical Center, Series 2002:
2,000	6.250%, 6/01/25	6/12 at 100.00	BBB+	2,131,320
50	6.250%, 6/01/32	6/12 at 100.00	BBB+	53,060
1,000	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	AAA	367,220
	Refunding Bonds, Series 1998, 0.000%, 8/15/25

8,550	Total Texas			8,182,060

	Virgin Islands – 3.0%
2,545	Virgin Islands Public Finance Authority, Senior Lien Matching Fund Loan Note, Series 2004A,	10/14 at 100.00	BBB	2,651,992
	5.250%, 10/01/19

	Virginia – 3.1%
1,000	Chesterfield County Industrial Development Authority, Virginia, Pollution Control Revenue	11/10 at 102.00	Baa1	1,076,420
	Bonds, Virginia Electric and Power Company, Series 1987A, 5.875%, 6/01/17
1,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,668,450
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

2,500	Total Virginia			2,744,870

	West Virginia – 2.4%
2,050	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	2,095,551
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 1.2%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	1,069,580
	Series 2001, 6.250%, 10/01/21

$ 89,240	Total Investments (cost $81,760,137) – 98.7%			86,946,684

	Other Assets Less Liabilities – 1.3%			1,140,891

	Net Assets – 100%			$88,087,575

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $81,689,312.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$5,440,445
Depreciation	(183,073)

Net unrealized appreciation (depreciation) of investments	$5,257,372

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.